Deferred Charges (Tables)	6 Months Ended
Jun. 30, 2013
Deferred Charges Disclosure [Abstract]:
Schedule of deferred charges [table text block]

	Financing Costs	Dry-docking and Special Survey Costs	Total
Balance, December 31, 2012	11,313	22,786	34,099
Additions	93	3,903	3,996
Amortization	(611)	(4,029)	(4,640)
Write-off	-	(293)	(293)
Balance, June 30, 2013	10,795	22,367	33,162